Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
Note 3. Debt
On May 9, 2020 (the “Origination Date”), the Company received $640 thousand in aggregate loan proceeds (the “PPP Loan”) from Celtic Bank Corporation (the “Lender”) pursuant to the Paycheck Protection Program established under the CARES Act (the Coronavirus Aid, Relief, and Economic Security Act) of 2020. Payments of principal and interest were deferred for the first ten months following the Origination Date, and the PPP Loan was maturing in two years after the Origination Date. Following the deferral period, the Company was required to make payments of principal and interest accrued under the PPP Loan in monthly installments of $36 thousand and taking into consideration any portion of the PPP Loan that may be forgiven prior to that time. The PPP Loan bore interest at 1%. On December 30, 2020, the Company applied for loan forgiveness under the CARES Act and received approval of loan forgiveness in May 2021. As a result, the Company recorded a gain on loan forgiveness on the statements of operations and comprehensive loss and removed the balance from long-term debt on the balance sheet in the second quarter of 2021.

On August 18, 2021, we entered into a $50.0 million secured term loan agreement with Hercules Capital, Inc. (“Hercules Capital”). The term loan has a maturity date of August 1, 2025, which can be extended to February 1, 2026, and is secured by substantially all of our assets. Payments due for the term loan are interest-only until March 1, 2023, after which principal shall be repaid in equal monthly installments. Interest is payable monthly in arrears. The outstanding principal bears interest at the greater of (a) 8.95% or (b) 8.95% plus the prime rate minus 3.25%. Prepayment of the outstanding principal is permitted under the secured term loan agreement and subject to certain prepayment fees. The Company incurred $518 thousand of debt issuance costs related to the borrowings under the secured term loan agreement. Debt issuance costs are being amortized through the maturity date of the secured loan and are reported as direct reduction of long-term debt on the balance sheet. In addition, we will be required to pay an end of term charge of the greater of (a) $893 thousand or (b) 5.95% of the aggregate outstanding principal upon repayment of the loan. The end of term charge is being accrued as additional interest expense using the effective interest method over the term of the loan. The secured term loan agreement contains customary representations, warranties, non-financial
covenants, and events of default. We are permitted to borrow the loans in four tranches based on the completion of certain milestones which include, as set forth more fully in the secured term loan agreement: (i) $15.0 million upon the closing of the Business Combination, (ii) $10.0 million when we achieve certain positive clinical trial results sufficient to submit a de-novo
classification request with respect to
BT-001
and have initiated a second pivotal trial prior to September 15, 2022, (iii) $10.0 million when we have received FDA approval for such marketing of
BT-001
for the improvement of glycemic control in people with T2D and received, prior to March 15, 2023, net cash proceeds of at least $40.0 million dollars from equity financings, and (iv) $15.0 million on or before June 15, 2023, subject to Hercules Capital’s approval. In October 2021, we borrowed $10.0 million under our secured term loan agreement. In May 2022, we borrowed $5.0 million under our secured term loan agreement. We did not initiate a second pivotal trial prior to September 15, 2022 that was required under the secured term loan agreement, and as a result, the associated borrowing is no longer available to the Company. As of September 30, 2022 and December 31, 2021 the outstanding debt balance, net of unamortized debt issuance costs was $14.8 million and $9.5 million, respectively. As of September 30, 2022 the interest rate was 11.20% and there was $143 thousand of accrued interest in other accrued liabilities.

8.	Debt
In 2019, Legacy BTX issued $5,000 in convertible promissory notes. In 2020, Legacy BTX issued $3,650 additional convertible promissory notes. These notes bore interest at 2.13% per annum and were due upon written demand of the purchaser at any time after July 19, 2020 or upon a change in control. The notes were convertible into series B preferred units upon the occurrence of a series B financing at a price equal to the convertible note principle plus accrued interest divided by the price per series B preferred unit sold to the investors in the series B financing. On August 14, 2020, upon the conversion of Legacy BTX to a Delaware corporation, the convertible promissory notes and accrued interest were exchanged for an equivalent amount of SAFE agreements as described in Note 9.
On May 9, 2020 (the “Origination Date”), the Company received $640 in aggregate loan proceeds (the “PPP Loan”) from Celtic Bank Corporation (the “Lender”) pursuant to the Paycheck Protection Program established under the CARES Act (the Coronavirus Aid, Relief, and Economic Security Act) of 2020. Payments of principal and interest were deferred for the first ten months following the Origination Date, and the PPP Loan was maturing in two years after the Origination Date. The PPP Loan bore interest at 1%. On December 30, 2020, the Company applied for loan forgiveness under the CARES Act and received approval of loan forgiveness in May 2021. As a result, the Company has recorded a gain on loan forgiveness on the statements of operations and comprehensive loss and removed the balance from long-term debt on the balance sheet. The gain recognized totaled $
647
, represented the principal balance and accrued interest at the date of forgiveness.
On August 18, 2021, we entered into a $50,000 secured term loan agreement with Hercules Capital, Inc. (“Hercules”). The term loan has a maturity date of August 1, 2025, which can be extended to February 1, 2026, and is secured by substantially all of our assets. Payments due for the term loan are interest-only until March 1, 2023 (subject to extension to September 1, 2023 or September 1, 2024 upon the achievement of certain milestones), after which principal shall be repaid in equal monthly installments. Interest is payable monthly in arrears. The outstanding principal bears interest at the greater of (a)
8.95
% or (b)
8.95
% plus the prime rate minus 3.25%. Prepayment of the outstanding principal is permitted under the secured term loan agreement and subject to certain prepayment fees. The Company incurred $518 of debt issuance costs related to the borrowings under the secured term loan agreement. Debt issuance costs are being amortized through the maturity date of the secured term loan and are reported as a direct reduction of long-term debt on the balance sheet. Amortization expense, included in interest expense, net on the accompanying statements of operations and comprehensive loss totaled $23 and zero for the years ended December 31, 2021 and 2020, respectively. In addition, we will be required to pay an end of term charge of the greater of (a) $893 and (b) 5.95% of the aggregate outstanding principal upon repayment of the loan. The secured term loan agreement contains customary representations, warranties, non-financial
covenants, and events of default. We are permitted to borrow on the loans in four tranches based on the completion of certain milestones which include, as set forth more fully in the secured term loan agreement: (i) $15,000 upon the closing of the Business Combination, (ii) $10,000 when we achieve certain positive clinical trial results sufficient to submit a de-novo
classification request with respect to
BT-001
and initiated a pivotal trial for a new indicator, (iii) $10,000 when we have received FDA approval for such marketing of
BT-001
for the improvement of glycemic control in people with type 2 diabetes and received, prior to March 15, 2023, net cash proceeds of at least $40,000 from equity financings, and (iv) $15,000 on or before June 15, 2023, subject to Hercules’ approval. In October 2021, we borrowed $10,000 under the secured term loan agreement. At December 31, 2021, the outstanding debt balance, net of unamortized debt issuance costs, was $9,505, the interest rate was 8.95% and there was $77 of accrued interest in other accrued liabilities.
Future payments on long-term debt as of December 31, 2021 are as follows:

Fiscal year ending December 31,	Amount
2022	$—
2023	3,083
2024	4,014
2025	2,903

10,000
Unamortized debt issuance costs	(495)

$9,505